Equity - Schedule of changes in warrants outstanding (Details) - Warrants [member]	12 Months Ended
	Mar. 31, 2024 Share $ / shares	Mar. 31, 2023 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding, beginning balance | Share	3,573,727	3,573,727
Number of other equity instruments issued | Share	3,220,000
Number of other equity instruments expired | Share	(1,550,000)
Number of other equity instruments outstanding, ending balance | Share	5,243,727	3,573,727
Weighted average exercise price of other equity instruments outstanding at beginning of period | $ / shares	$ 22.92	$ 22.92
Weighted average exercise price of other equity instruments issued | $ / shares	5.89
Weighted average exercise price of other equity instruments expired | $ / shares	13.69
Weighted average exercise price of other equity instruments outstanding at end of period | $ / shares	$ 15.2	$ 22.92